Consolidated Statements Of Changes Of Shareholders’ Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at at Dec. 31, 2009	$ 13,296,691	$ (3,734,295)	$ 177,595	$ 9,739,991
Balance at (in Shares) at Dec. 31, 2009	1,468,800
Net loss		(8,882,727)		(8,882,727)
Unrealized gain (loss) on securities available for sale, net			(11,477)	(11,477)
Total comprehensive income (loss)				(8,894,204)
Balance at at Dec. 31, 2010	13,296,691	(12,617,022)	166,118	845,787
Balance at (in Shares) at Dec. 31, 2010	1,468,800			1,468,800
Net loss		(2,467,409)		(2,467,409)
Unrealized gain (loss) on securities available for sale, net			201,240	201,240
Total comprehensive income (loss)				(2,266,169)
Balance at at Dec. 31, 2011	$ 13,296,691	$ (15,084,431)	$ 367,358	$ (1,420,382)
Balance at (in Shares) at Dec. 31, 2011	1,468,800			1,468,800